CXApp Acquisition (Details) - Schedule of Acquisition Liability - CxApp [Member] - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2022
Business Acquisition, Contingent Consideration [Line Items]
Option payout	$ 296
Bonus payout	34
Seller transaction expenses	72
Miscellaneous accrued expenses	174
Total current	576
Option payout	493
Bonus payout	57
Holdback funds	4,875
Total noncurrent	5,425
Total acquisition liability	6,001
Less adjustment to holdback funds due to measurement period adjustment	(209)
Less payments made during the year ended December 31, 2021	$ (460)
Less payments made during the year ended December 31, 2022		$ (5,135)
Total acquisition liability		$ 197